Share-based Compensation - Schedule of Compensation Expense Recognized for Non-vested Shares (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Options
Share-based Compensation
Total-share based compensation expense	¥ 3,103,243	¥ 414,007	¥ 2,253,210
Options | Research and development
Share-based Compensation
Total-share based compensation expense	476,994	68,016	157,355
Options | Sales and marketing
Share-based Compensation
Total-share based compensation expense	272,568		70,915
Options | General and administrative
Share-based Compensation
Total-share based compensation expense	2,353,681	345,991	2,024,940
Non-vested shares
Share-based Compensation
Total-share based compensation expense	3,682,812	4,395,447	7,456,157
Non-vested shares | Research and development
Share-based Compensation
Total-share based compensation expense	516,339	367,313	240,441
Non-vested shares | Sales and marketing
Share-based Compensation
Total-share based compensation expense	258,170		96,058
Non-vested shares | General and administrative
Share-based Compensation
Total-share based compensation expense	¥ 2,908,303	¥ 4,028,134	¥ 7,119,658